Employee Benefit Plans (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 agreement contract Y employee location	Mar. 31, 2011	Mar. 31, 2010
Defined Contribution Plan
Employee's maximum contribution to 401 (k) defined contribution plan (as a percent)	50.00%
Percentage of employer's matching contribution of first 3% of participant's contribution, option one	100.00%
Maximum percentage of contribution by employee in order to be eligible for 100% matching portion under the plan, option one	3.00%
Percentage of employer's matching contribution of next 2% of participant's contribution, option one	50.00%
Maximum additional percentage of contribution by employee in order to qualify for 50% matching portion under the plan, option one	2.00%
Percentage of employer's matching contribution of first 6% of participant's contribution, option two	50.00%
Maximum percentage contribution by employee in order to be eligible for 50% matching portion under the plan, option two	6.00%
Percentage of employer's matching contribution of first 3% of participant's contribution, option three	100.00%
Maximum percentage of contribution by employee in order to be eligible for 100% matching portion under the plan, option three	3.00%
Percentage of employer's matching contribution of next 3% of participant's contribution, option three	50.00%
Maximum additional percentage of contribution by employee in order to qualify for 50% matching portion under the plan, option three	3.00%
Percentage of participant's pre-tax contribution in automatic enrollment, option four	6.00%
Percentage of employer's matching contribution of first 3% of participant's contribution in automatic enrollment, option four	100.00%
Percentage of participant's contribution in automatic enrollment for which 100% of employer's matching contribution has been made, option three	3.00%
Percentage of employer's matching contribution of next 3% of participant's contribution in automatic enrollment, option four	50.00%
Percentage of participant's contribution in automatic enrollment for which 50% of employer's matching contribution has been made, option three	3.00%
Automatic enrollment vesting period (in years)	1
Non-elective contribution vesting period (in years)	3
Employer's contributions to the plan	$ 35,993	$ 36,479	$ 36,009
Collective bargaining agreements
Number of employees exceeding the value, employed as of period end	14,500
Percentage of employees covered by collective bargaining agreements	10.00%
Number of locations at which the majority of covered employees work	3
Number of contracts to be renegotiated	1
Number of collective bargaining agreements that expire in calendar 2012	2
Number of collective bargaining agreements that expire in calendar 2013	3